Loss on sale of assets	12 Months Ended
Dec. 31, 2018
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Loss on sale of assets
Loss on sale of assets:

	2018	2017
Loss on sale of Power Manager assets	$(3,957)	$—
Loss on sale of SOFC assets	(94)	(508)
Loss on sale of Telecom Backup Power assets	—	(866)
Gain on miscellaneous disposals	2	9
	$(4,049)	$(1,365)

	2018	2017
Cash proceeds received on sale of Power Manager assets	$2,000	$—
Less: Disposition costs	(707)	—
Net cash proceeds received on sale of Power Manager assets	$1,293	—
Cash proceeds received on sale of SOFC assets	50	—
Cash proceeds received on sale of Telecom Backup Power assets	—	972
Cash proceeds from miscellaneous disposals	2	9
Net cash proceeds received on sale of assets	$1,345	$981

27.	Loss on sale of assets (cont'd):
Loss on sale of Power Manager assets
During the year ended December 31, 2018, the Corporation divested certain assets of Protonex related to its Power Manager business while retaining certain Protonex assets related to fuel cell propulsion systems for the unmanned systems market. The Power Manager assets were sold to Revision, a private U.S. based company. At closing, the Corporation received initial proceeds of $2,000,000, a $2,132,000 note receivable payable in the second quarter of 2019, and may receive up to a further $11,250,000, based on achievement of specific sales objectives during a 12-month earn-out period. During the year ended December 31, 2018, the Corporation recorded a loss on sale of these assets of $3,957,000 after estimating the amount of variable consideration included in the transaction price that is constrained to be $2,000,000, as opposed to the above noted maximum possible earn-out amount of $11,250,000. The estimate of the ultimate transaction price, including the estimate of the amount of earn-out variable consideration that is considered constrained of $2,000,000, will be reassessed each quarter-end during 2019. Any change in the estimated transaction price will result in an adjustment to the above noted loss on sale of assets which will be recognized on a prospective basis.

Cash proceeds received in 2018	$2,000
Note receivable as of December 31, 2018	2,132
Proceeds receivable (constrained estimate of earn-out payments)	2,000
Total proceeds	6,132
Less: Disposition costs	(707)
Net proceeds	5,425
Less: Net book value of disposed assets	(9,382)
Loss on sale of assets in 2018	$(3,957)

Loss on sale of SOFC assets

During the year ended December 31, 2017, the Corporation performed a strategic review of its subsidiary, Protonex, specifically its Solid Oxide Fuel Cells ("SOFC") business. As a result, certain SOFC assets were transferred to a private start-up company, Upstart Power Inc. ("Upstart"), effective December 31, 2017 for nominal consideration, resulting in a loss on sale of assets of $508,000. Upstart also received an Option to Purchase certain property, plant and equipment that was used primarily for SOFC fuel cell development. This Equipment Purchase Option was exercised in August 2018, resulting in cash proceeds of $50,000 and a further loss on sale of property, plant and equipment of $94,000.

Loss on sale of Telecom Backup Power assets

During the year ended December 31, 2017, the Corporation recorded an additional loss on sale of assets of $866,000 as the remaining potential purchase price was written down to its revised estimated fair value of $nil.